Expense Example - Global X Funds Member - Global X Small Modular Reactor ETF - Global X Small Modular Reactor ETF Class	Oct. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240